Acquisitions (Details) - USD ($)		1 Months Ended
	Feb. 11, 2020	Nov. 29, 2021	Jul. 21, 2021
Acquisitions (Details) [Line Items]
Cash and issued			$ 2,200,000
Annual interest rate	6.00%		5.00%
Second promissory note principal amount	$ 3,000,000		$ 1,900,000
Total purchase price		$ 425,000
Offering share (in Shares)		42,500
Dividing purchase price		$ 425,000
Effective offering price (in Shares)		42,500
DSO [Member]
Acquisitions (Details) [Line Items]
Cash and issued	6,000,000
Convertible promissory note to principal amount	$ 3,000,000
Annual interest rate	6.00%
Acquisition of Nexus [Member]
Acquisitions (Details) [Line Items]
Convertible promissory note to principal amount			$ 190,000
Annual interest rate			5.00%
Acquisition of GSP [Member]
Acquisitions (Details) [Line Items]
Issued of per shares (in Dollars per share)		$ 10
Shares of common stock to certain vendor (in Shares)		14,723